Borrowings (Details)	12 Months Ended
	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 USD ($)	May 31, 2026 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 USD ($)
Disclosure of detailed information about borrowings
Total borrowings	£ 688,954,000			£ 636,974,000
Non-current borrowings	577,554,000			471,855,000
Current borrowings	111,400,000			165,119,000
Minimum amount of consolidated profit or loss (EBITDA) to be maintained	£ 125,000,000
Period of time for financial maintenance covenant testing	12 months
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings	£ 408,942,000			308,914,000
Non-current borrowings	408,942,000			308,914,000
Unamortized issue costs on borrowings	£ 5,454,000			1,098,000
Principal amount / Notional amount | $		$ 550,000,000	$ 425,000,000		$ 425,000,000
Senior secured notes | Minimum
Disclosure of detailed information about borrowings
Debt redemption, percentage of aggregate principal amount	5.00%
Senior secured notes | Maximum
Disclosure of detailed information about borrowings
Debt redemption, percentage of aggregate principal amount	100.00%
Senior secured notes | Fixed interest rate
Disclosure of detailed information about borrowings
Borrowings, interest rate	5.36%	5.36%
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings	£ 168,612,000			162,941,000
Non-current borrowings	168,612,000			162,941,000
Unamortized issue costs on borrowings	£ 918,000			1,186,000
Principal amount / Notional amount | $		$ 225,000,000			$ 225,000,000
Secured term loan facility | Floating interest rate
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	SOFR
Secured term loan facility | Floating interest rate | Minimum
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.25%	1.25%
Secured term loan facility | Floating interest rate | Maximum
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.75%	1.75%
Revolving facility
Disclosure of detailed information about borrowings
Total borrowings	£ 110,000,000			160,000,000
Principal amount / Notional amount	400,000,000
Undrawn borrowing facilities	290,000,000			140,000,000
Accrued interest on senior secured notes and revolving credit facility
Disclosure of detailed information about borrowings
Total borrowings	£ 1,400,000			£ 5,119,000